Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 property	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies
Properties subject to ground leases	32
Ground lease expense	$ 42,284,000	$ 36,750,000	$ 32,086,000
Operating Leases, Future Minimum Payments Due
2012	26,193,000
2013	26,627,000
2014	26,593,000
2015	27,272,000
2016	27,442,000
Thereafter	851,184,000
Total	985,311,000
Insurance
Insurance coverage, acts of terrorism	$ 1,000,000,000